Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of revenue recognized

The following schedule entails detailed information about the Group’s revenues in the financial year 2024:

		Just - Evotec
in k€	Shared R&D	Biologics	Evotec Group
Revenues from contracts with customers
Fee for service and FTE-based research payments	553,963	183,431	737,394
Recharges*	38,578	—	38,578
Compound access fees	544	—	544
Milestone fees	2,871	—	2,871
Licenses	3,130	—	3,130
Total revenue from contracts with customers	599,086	183,431	782,517
Timing of revenue recognition
At a point in time	83,157	44,123	127,280
Over a period of time	515,929	139,308	655,237
Total revenue from contracts with customers	599,086	183,431	782,517
Revenue from contributions	12,308	2,142	14,450
Total Revenue	611,394	185,573	796,967

* Comprises of material re-charges to the customer

The following schedule entails detailed information about Group’s revenues in the financial year 2023:

		Just - Evotec
in k€	Shared R&D	Biologics	Evotec Group
Revenues from contracts with customers
Fee for service and FTE-based research payments	619,437	107,492	726,929
Recharges*	37,561	—	37,561
Compound access fees	2,059	—	2,059
Milestone fees	4,785	—	4,785
Licenses	674	1	675
Total revenue from contracts with customers	664,516	107,493	772,009
Timing of revenue recognition
At a point in time	42,345	46,242	88,587
Over a period of time	622,171	61,251	683,421
Total revenue from contracts with customers	664,516	107,493	772,009
Revenue from contributions	8,461	956	9,417
Total Revenue	672,977	108,449	781,426

* Comprises of material re-charges to the customer

The following schedule entails detailed information about Group’s revenues in the financial year 2022:

		Just - Evotec
in k€	Shared R&D	Biologics	Evotec Group
Revenues from contracts with customers
Fee for service and FTE-based research payments	630,627	42,809	673,436
Recharges*	44,436	—	44,436
Compound access fees	2,573	—	2,573
Milestone fees	17,499	567	18,066
Licenses	620	1,766	2,386
Total revenue from contracts with customers	695,755	45,142	740,897
Timing of revenue recognition
At a point in time	61,935	567	62,502
Over a period of time	633,820	44,575	678,395
Total revenue from contracts with customers	695,755	45,142	740,897
Revenue from contributions	6,265	4,286	10,551
Total Revenue	702,020	49,428	751,448

* Comprises of material re-charges to the customer

Schedule of transaction price allocated to the remaining performance obligation

in k€	December 31, 2024	December 31, 2023	December 31, 2022
In the course of the year	319,381	571,825	405,710
After one year	620,863	335,427	158,068

Schedule of contract assets and contract liabilities

In k€	2024	2023
Balance as of January 1	25,000	30,516
Additions	201,016	180,305
Reclassifications to Trade Receivables due to Invoicing	(181,469)	(185,754)
Translation differences and other	1,487	(67)
Balance as of December 31	46,034	25,000

	Current		Non-current
In k€	2024	2023	2024	2023
Balance as of January 1	97,587	122,921	155,287	206,136
Additions	220,121	203,826	94,574	—
Reduction due to Recognition of Revenue	(303,748)	(279,691)	—	—
Divestment of affiliates	(1,069)	—	—	—
Reclassification from non-current to current	93,181	50,849	(93,182)	(50,849)
Translation differences and other	526	(318)	—	—
Balance as of December 31	106,599	97,587	156,679	155,287